Taxes - Schedule of Deferred Tax Assets, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred Tax Assets, Net [Abstract]
Net operating loss	$ 3,689,839	$ 3,572,145
Total deferred tax assets	3,689,839	3,572,145
Valuation allowance	(3,689,839)	(3,572,145)
Total deferred tax assets, net